Harley-Davidson Motorcycle Trust 2024-B	Exhibit 99.1
$112,000,000.00 4.97900% Motorcycle Contract Backed Notes, Class A-1
$200,000,000.00 4.62% Motorcycle Contract Backed Notes, Class A-2
$249,000,000.00 4.31% Motorcycle Contract Backed Notes, Class A-3
$70,579,000.00 4.28% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the January 15, 2025 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of September 1, 2024, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on September 17, 2024

Beginning of Due Period					12/1/2024
End of Due Period					12/31/2024
Determination Date					1/7/2025
Record Date					1/14/2025
Distribution Date					1/15/2025
Number of days in Interest Period (ACT/360 basis)					30
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	31,178	8/31/2024	9/25/2024	$663,075,353.45
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	31,178			$663,075,353.45

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$604,338,774.64

Monthly principal amounts
Principal collections on Contracts	$17,522,542.74
Balance of Contracts liquidated during Due Period	322,193.94
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	267.22

Decline in Aggregate Principal Balance		17,845,003.90

Aggregate Principal Balance at end of Due Period		586,493,770.74
Pool factor		0.8845055

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$112,000,000.00	$200,000,000.00	$249,000,000.00	$70,579,000.00	$631,579,000.00

Note balance as of prior Distribution Date	53,263,695.35	200,000,000.00	249,000,000.00	70,579,000.00	572,842,695.35

Principal Distributable Amount *	17,845,003.90	—	—	—	17,845,003.90

Note balance at end of Due Period	35,418,691.45	200,000,000.00	249,000,000.00	70,579,000.00	554,997,691.45

Note Pool Factor at beginning of Due Period	0.4755687	1.0000000	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.3162383	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	$53,263,695.35	—	4.979000%	30	ACT/360	220,999.95	—	220,999.95
A-2	200,000,000.00	—	4.62%	30	30/360	770,000.00	—	770,000.00
A-3	249,000,000.00	—	4.31%	30	30/360	894,325.00	—	894,325.00
A-4	70,579,000.00	—	4.28%	30	30/360	251,731.77	—	251,731.77
Totals	$572,842,695.35					$2,137,056.72		$2,137,056.72

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$17,287,762.53
Interest collections on Contracts during Due Period	4,638,097.34
Net Liquidation Proceeds	244,928.44
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	218,726.16
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	78,107.10

Total Available Monies		$22,467,621.57

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	151,574.12
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	503,615.65
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	-
Note Interest Distributable Amount	2,137,056.72
Principal Distributable Amount	17,845,003.90

Total distribution of fees, interest and principal		20,637,250.39

Excess Amounts (Shortfall)		$1,830,371.18

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	1,830,371.18

Total distribution of Available Monies		$22,467,621.57

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,657,688.38

Reserve Fund balance as of prior Distribution Date		$1,657,688.38

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	5,959.46

Total additions		5,959.46

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholder	5,959.46

Total withdrawals		$5,959.46

Reserve Fund balance at current Distribution Date		$1,657,688.38

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		31,496,079.29

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	31,496,353.45	4.75%
Overcollateralization Target Amount for current Distribution Date	31,496,079.29	5.37%
Overcollateralization Amount at current Distribution Date	31,496,079.29	5.37%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			4

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	21	$556,974.15	0.092%

	Less:
	Net Liquidation Proceeds for the Due Period	19	244,928.44	0.041%

	Net Liquidation Losses for the Due Period		312,045.71	0.052%

	Net Liquidation Loss ratio			0.620%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.620%
	Net Liquidation Loss ratio - prior Distribution Date			0.150%
	Net Liquidation Loss ratio - second prior Distribution Date			0.169%
	Three-month average loss ratio			0.313%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	33	$864,742.92	0.130%
	Cumulative Net Liquidation Proceeds	30	384,584.39	0.058%
	Cumulative Net Liquidation Losses		480,158.53	0.072%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$14,550.26

Cumulative loss ratio	Cumulative loss ratio			0.072%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	219	$4,626,660.96	$85,558.23	0.766%
	60 - 89	71	1,578,295.45	52,001.16	0.261%
	90 - 119	49	1,201,115.29	46,465.41	0.199%
	120+	28	659,282.98	34,701.36	0.109%
	Totals	367	$8,065,354.68	218,726.16	1.335%

	60+ delinquency amount	148	$3,438,693.72		0.569%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.569%
	60+ day delinquency ratio - prior Distribution Date				0.385%
	60+ day delinquency ratio - second prior Distribution Date				0.182%
	Three-month average delinquency Ratio				0.379%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	29,659	29,209
Principal Balance of Contracts	$604,338,774.64	$586,493,770.74
Weighted average original term	70.36	70.43
Weighted average remaining term	58.47	57.52
Weighted average age	11.89	12.91
One month prepayments (ABS)	1.33%	1.35%
Weighted average Contract Rate	9.39%	9.41%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	—	—
0.000% - 5.000%	65,591,324.91	11.18%
5.001% - 10.000%	288,412,797.79	49.18%
10.001% - 15.000%	184,477,634.03	31.45%
15.001% - 20.000%	47,953,762.59	8.18%
> 20.000%	58,251.42	0.01%

Advances made by Servicer in current Due Period		$218,726.16
Reimbursement Amount due to Servicer		151,574.12
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that she is the Vice President and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such she is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of September 1, 2024 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2024-B (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from December 1, 2024 to December 31, 2024 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
January 2025.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ David Viney
                        Name: David Viney
Title: Vice President and Treasurer